CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands	Total Parent company's interest Initial application of IFRS 9	Total Parent company's interest	Capital	Treasury Stocks	Capital Reserve	Legal reserve	Tax Incentives Reserve	Investments and working capital reserve	Retained earnings	Operations with noncontrolling interests	Gains and losses on net investment hedge	Gains and losses on financial instruments Initial application of IFRS 9	Gains and losses on financial instruments	Cumulative translation adjustment	Pension Plan	Stock Options	Non-controlling interests Initial application of IFRS 9	Non-controlling interests	Initial application of IFRS 9	Total
Equity at beginning of period at Dec. 31, 2015		R$ 31,685,801	R$ 19,249,181	R$ (383,363)	R$ 11,597	R$ 628,228	R$ 611,531	R$ 5,668,300	R$ 0	R$ (2,877,488)	R$ (6,083,288)		R$ 16,084	R$ 15,021,878	R$ (314,981)	R$ 138,122		R$ 284,582		R$ 31,970,383
Net income (loss)		(2,890,811)							(2,890,811)									4,882		(2,885,929)
Other comprehensive income (loss) recognized in the year		(4,852,813)									1,678,852		239	(6,489,813)	(42,091)			(34,800)		(4,887,613)
Total comprehensive income (loss) for the year, net of tax		(7,743,624)							(2,890,811)		1,678,852		239	(6,489,813)	(42,091)			(29,918)		(7,773,542)
Stock option expenses recognized in the year		51,230														51,230		184		51,414
Treasury stocks		(95,343)		(95,343)														(27)		(95,370)
Assignment of preferred shares		205,800		369,499				(163,699)												205,800
Stock option exercised during the year		5,496		10,461				(4,965)										64		5,560
Effect of interest changes in subsidiaries		4,153								4,153								(6,405)		(2,252)
Absorption of net loss proposed to the shareholders								(2,890,811)	2,890,811
Dividends/interest on capital		(85,377)						(85,377)										(1,963)		(87,340)
Equity at end of period at Dec. 31, 2016		24,028,136	19,249,181	(98,746)	11,597	628,228	611,531	2,523,448	0	(2,873,335)	(4,404,436)		16,323	8,532,065	(357,072)	189,352		246,517		24,274,653
Net income (loss)		(359,360)							(359,360)									20,693		(338,667)
Other comprehensive income (loss) recognized in the year		34,100									(148,548)		(11,351)	309,385	(115,386)			6,201		40,301
Total comprehensive income (loss) for the year, net of tax		(325,260)							(359,360)		(148,548)		(11,351)	309,385	(115,386)			26,894		(298,366)
Stock option expenses recognized in the year		5,633														5,633		15		5,648
Stock option exercised during the year		19,650		22,661				(3,011)										32		19,682
Effect of interest changes in subsidiaries		2,504								2,504								(21,698)		(19,194)
Absorption of net loss proposed to the shareholders								(359,360)	359,360
Dividends/interest on capital		(85,462)						(85,462)										(3,020)		(88,482)
Equity at end of period at Dec. 31, 2017	R$ 23,612,848	23,645,201	19,249,181	(76,085)	11,597	628,228	611,531	2,075,615	0	(2,870,831)	(4,552,984)	R$ (27,381)	4,972	8,841,450	(472,458)	194,985	R$ 248,706	248,740	R$ 23,861,554	23,893,941
Effects of IFRS 9 adoption, net of taxes		(32,353)											(32,353)					(34)		(32,387)
Net income (loss)		2,303,868							2,303,868									22,514		2,326,382
Other comprehensive income (loss) recognized in the year		364,860									(1,491,274)		11,817	1,692,162	152,155			22,066		386,926
Total comprehensive income (loss) for the year, net of tax		2,668,728							2,303,868		(1,491,274)		11,817	1,692,162	152,155			44,580		2,713,308
Stock option expenses recognized in the year		(35,836)														(35,836)		(97)		(35,933)
Treasury stocks		(243,396)		(243,396)														(327)		(243,723)
Effects of IAS 29 adoption in the subsidiary of Argentina		502,352												502,352				5,535		507,887
Assignment of preferred shares		18,984		11,622				7,362												18,984
Stock option exercised during the year		23,277		27,433				(4,156)										77		23,354
Effect of interest changes in subsidiaries		6								6								(85,483)		(85,477)
Complementary Dividends		(51,020)						(51,020)												(51,020)
Legal reserve						115,193			(115,193)
Tax incentives reserve							17,051		(17,051)
Investments and working capital reserve								1,406,285	(1,406,285)
Dividends/interest on capital		(765,339)							(765,339)									(5,024)		(770,363)
Equity at end of period at Dec. 31, 2018		R$ 25,730,604	R$ 19,249,181	R$ (280,426)	R$ 11,597	R$ 743,421	R$ 628,582	R$ 3,434,086	R$ 0	R$ (2,870,825)	R$ (6,044,258)		R$ 16,789	R$ 11,035,964	R$ (320,303)	R$ 159,149		R$ 207,967		R$ 25,938,571